Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (9,061)	$ (1,989)	$ (2,824)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation	4,141	3,671	3,151
Realized loss/(gain) on exchange of digital assets	418	(713)	(34)
Equity income on equity method investments	(91)	(75)	(12)
Share-based compensation expenses	1,827	571	138
Loss on write-off of property and equipment	35	45
Loss on disposal of property and equipment			357
Amortization of operating lease right-of-use asset	41	10
Increase/(decrease) in accounts receivable	(746)	8	3,417
Increase in right-of-use asset		(394)
(Increase)/decrease in prepayments and other current assets	(780)	8	3,003
Change of Digital assets	(909)	64	(311)
Increase/(decrease) in accounts payable	(115)	(13)	(3,327)
(Increase)/decrease in deferred revenue	(124)	(126)	250
Increase/(decrease) in accrued expenses and other payables	140	121
Increase in operating lease liability		49
Increase/(decrease) of lease liability-non-current	(34)	320
Net cash flow generated from/(used in) operating activities	(5,258)	1,557	3,808
Cash flows from investing activities:
Purchases of property and equipment	(8,519)	(2,744)	(2,501)
Payment for investment in associate	(200)
Repayment of advances from related parties	(475)
Purchases of digital assets	(5,997)
Proceeds from disposal of property and equipment			564
Advances to related parties	37	(4,697)	(2,683)
Advance to third party	(300)
Repayment of advances to related parties		441
Net cash used in investing activities	(15,454)	(7,000)	(4,620)
Cash flows from financing activities:
Proceeds from short term loans	7,823	810	182
Repayment of short term loans	(6,141)	(451)	(927)
Proceeds from issuance of ordinary shares, net of issuance costs	4,480	19,941	1,552
Net cash generated from financing activities	6,162	20,300	807
Net increase/(decrease) in cash and cash equivalents	(14,550)	14,857	(5)
Cash and cash equivalents at the beginning of the year	14,900	43	48
Cash and cash equivalents at the end of the year	350	14,900	43
Supplemental disclosure of cash flow information:
Interest paid	62	21	63
Supplemental disclosure of non-cash flow information:
Lease liability arising from obtaining right-of-use asset		394
Non-cash issuance of common shares for the purchase of equity in a joint venture		1,051
Non-cash issuance of common shares for the payment of mining facility acquisition		360
Issuance of ordinary shares for previously received cash proceeds		$ 542